Note 11 - Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Schedule of Future Minimum Lease Payments [Table Text Block]
	Capital	Operating	Total
2014	$76	$314	$390
2015	76	312	388
2016	76	254	330
2017	76	219	295
2018	76	19	95
After 2018	510	—	510
Total minimum lease payments	890	$1,118	$2,008
Less: Amounts representing interest	444
Present value of minimum payments	446
Less: Current portion of obligations under capital leases	56
Long-term portion of obligations under capital leases	$390